INVESTMENTS - Equity method investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVESTMENTS
Equity method investments	$ 27,031	$ 29,607	$ 29,085
Investment income (loss)	$ (236)	$ (156)	$ 26